Fair Value Measurements - Schedule of Key Inputs (Details) - Vanquish Funding Convertible Note [Member]	Jun. 30, 2026	Dec. 31, 2025
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	3.9	0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	0.98	0
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	82.64	0
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input	9.6	0